FS VARIABLE ANNUITY ACCOUNT TWO                                      - NSAR-U -
Annual Report for Unit Investment Trust                     Date Filed: 2/29/16
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                                  FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:     /  /      (a)
             or fiscal year ending:   12/31/15    (b)

Is this a transition report? (Y/N)                         N

Is this an amendment to a previous filing? (Y/N)           N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.       A.  Registrant Name: FS Variable Annuity Account Two

         B.  File Number: 811-08624

         C.  Telephone Number: (713) 522-1111

2.       A.  Street: One World Financial Center
                     200 Liberty Street

         B.  City:  New York        C.  State: NY

         D.  Zip Code: 10281        Zip Ext:

         E.  Foreign Country:       Foreign Postal Code:

3.       Is this the first filing on this form by Registrant? (Y/N)        N

4.       Is this the last filing on this form by Registrant? (Y/N)         N

5.       Is Registrant a small business investment company (SBIC)? (Y/N)   N
         [If answer is "Y" (Yes), complete only items 89 through 110.]

6.       Is Registrant a unit investment trust(UIT)? (Y/N)                 Y
         [If answer is "Y" (Yes) complete only items 111 through 132.]

7.       A.  Is Registrant a series or multiple portfolio company? (Y/N)
             [If answer is "N" (No), go to item 8.]

         B. How many separate series or portfolios did Registrant have at the end of the period?


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FS VARIABLE ANNUITY ACCOUNT TWO                                      - NSAR-U -
Annual Report for Unit Investment Trust                     Date Filed: 2/29/16
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For period ending 12/31/15                              If filing more than one
File number 811-08624                                     Page 47, "X" box: [ ]



UNIT INVESTMENT TRUSTS

111.  A. [/]     Depositor Name: The United States Life Insurance Company
                                 in the City of New York
      B. [/]     File Number (If any):
      C. [/]     City: New York State: NY Zip Code: 10281 Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:

111.  A. [/]     Depositor Name:
      B. [/]     File Number (If any):
      C. [/]     City:            State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:

112.  A. [/]     Sponsor Name:
      B. [/]     File Number (If any):
      C. [/]     City:            State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:

112.  A. [/]     Sponsor Name:
      B. [/]     File Number (If any):
      C. [/]     City:            State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:


                                 PAGE NUMBER 47
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FS VARIABLE ANNUITY ACCOUNT TWO                                      - NSAR-U -
Annual Report for Unit Investment Trust                     Date Filed: 2/29/16
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For period ending 12/31/15                              If filing more than one
File number 811-08624                                     Page 48, "X" box: [ ]



113.  A. [/]     Trustee Name:
      B. [/]     City:            State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:

113.  A. [/]     Trustee Name:
      B. [/]     City:            State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:

114.  A. [/]     Principal Underwriter Name: AIG Capital Services, Inc.
      B. [/]     File Number:  008-28733
      C. [/]     City: Jersey City State: NJ      Zip Code: 07311  Zip Ext.4992
         [/]     Foreign Country:                    Foreign Postal Code:

114.  A. [/]     Principal Underwriter Name:
      B. [/]     File Number:
      C. [/]     City:              State:         Zip Code:     Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:

115.  A. [/]     Independent Public Accountant Name: PricewaterhouseCoopers LLP
      B. [/]     City: Houston   State: TX   Zip Code: 77002   Zip Ext.:2889
         [/]     Foreign Country:                    Foreign Postal Code:

115.  A. [/]     Independent Public Accountant Name:
      B. [/]     City:            State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:


                                 PAGE NUMBER 48
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FS VARIABLE ANNUITY ACCOUNT TWO                                      - NSAR-U -
Annual Report for Unit Investment Trust                     Date Filed: 2/29/16
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For period ending 12/31/15                              If filing more than one
File number 811-08624                                     Page 49, "X" box: [ ]



116.  Family of investment companies information:

      A. [/]     Is Registrant part of a family of
                 investment companies? (Y/N)                               N
                                                                        -------
                                                                          Y/N

      B. [/] Identify the family in 10 letters:_ _ _ _ _ _ _ _ _ _ (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.  A. [/]     Is Registrant a separate account of
                 an insurance company? (Y/N)                               Y
                                                                        -------
                                                                          Y/N
      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

      B. [/]     Variable annuity contracts? (Y/N)                         Y
                                                                        -------
                                                                          Y/N

      C. [/]     Scheduled premium variable life contracts? (Y/N)          N
                                                                        -------
                                                                          Y/N

      D. [/]     Flexible premium variable life contracts? (Y/N)           N
                                                                        -------
                                                                          Y/N

      E. [/]     Other types of insurance products registered
                 under the Securities Act of 1933? (Y/N)                   N
                                                                        -------
                                                                          Y/N
118. [/] State the number of series existing at the end of
         the period that had securities registered under
         the Securities Act of 1933                                        1
                                                                        -------

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became
         effective during the period                                       0
                                                                        -------

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in
         item 119 ($000's omitted)                                      $  0
                                                                        -------

121. [/] State the number of series for which a current
         prospectus was in existence at the end of the
         period                                                            0
                                                                        -------

122. [/] State the number of existing series for which
         additional units were registered under the
         Securities Act of 1933 during the current period                  0
                                                                        -------


                                 PAGE NUMBER 49
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FS VARIABLE ANNUITY ACCOUNT TWO                                      - NSAR-U -
Annual Report for Unit Investment Trust                     Date Filed: 2/29/16
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For period ending 12/31/15                              If filing more than one
File number 811-08624                                     Page 50, "X" box: [ ]



123. [/] State the total value of the additional units
         considered in answering item 122 ($000's omitted)               $0
                                                                     ----------

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series
         during the current period (the value of these units
         is to be measured on the date they were placed in the
         subsequent series) (000's omitted)                              $0
                                                                     ----------

125. [/] State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers) by
         Registrant's principal underwriter and any underwriter
         which is an affiliated person of the principal
         underwriter during the current period solely from
         the sale of units of all series of Registrant
         (000's omitted)                                                 $0
                                                                     ----------

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
     operations in Registrant's units (include the sales
     loads, if any, collected on units of a prior series
     placed in the portfolio of a subsequent series.) (000's
     omitted)                                                            $0
                                                                     ----------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                  Number of    Total Assets   Total Income
                                                   Series       ($000's       Distributions
                                                  Investing      omitted)     ($000's omitted)
                                                 -----------   ------------   ----------------
A.    U.S. Treasury direct issue                                $              $
                                                  ------       -----------    ----------
B.    U.S. Government agency                                    $              $
                                                  ------       -----------    ----------
C.    State and municipal tax-free                              $              $
                                                  ------       -----------    ----------
D.    Public utility debt                                       $              $
                                                  ------       -----------    ----------
E.    Brokers or dealers debt or debt of
      brokers' or dealers' parent                               $              $
                                                  ------       -----------    ----------
F.    All other corporate intermed.
      & long-term debt                                          $              $
                                                  ------       -----------    ----------
G.    All other corporate short-term debt                       $              $
                                                  ------       -----------    ----------
H.    Equity securities of brokers or dealers
      or parents of brokers or dealers                          $              $
                                                  ------       -----------    ----------
I.    Investment company equity securities                      $              $
                                                  ------       -----------    ----------
J.    All other equity securities                      1        $2,259         $22
                                                  ------       -----------    ----------
K.    Other securities                                          $              $
                                                  ------       -----------    ----------
L.    Total assets of all series of registrant         1        $2,259         $22
                                                  ------       -----------    ----------


                                 PAGE NUMBER 50
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FS VARIABLE ANNUITY ACCOUNT TWO                                      - NSAR-U -
Annual Report for Unit Investment Trust                     Date Filed: 2/29/16
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For period ending 12/31/15                              If filing more than one
File number 811-08624                                     Page 51, "X" box: [ ]



128. [/] Is the timely payment of principal and interest
         on any of the portfolio securities held by any
         of Registrant's series at the end of the current
         period insured or guaranteed by an entity other
         than the issuer? (Y/N)                                        N
                                                                   ---------
                                                                      Y/N
         [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in
         item 128 delinquent or in default as to payment
         of principal or interest at the end of the
         current period? (Y/N)
                                                                   ---------
                                                                      Y/N
         [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit,
         is any part of the value attributed to instruments
         identified in item 129 derived from insurance or
         guarantees? (Y/N)
                                                                   ---------
                                                                      Y/N

131. [/] Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)
                                                                      $33
                                                                   ---------

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


         811-08624  811-        811-          811-         811-

         811-       811-        811-          811-         811-

         811-       811-        811-          811-         811-

         811-       811-        811-          811-         811-

         811-       811-        811-          811-         811-

         811-       811-        811-          811-         811-

         811-       811-        811-          811-         811-

         811-       811-        811-          811-         811-

         811-       811-        811-          811-         811-


                                 PAGE NUMBER 51
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FS VARIABLE ANNUITY ACCOUNT TWO                                      - NSAR-U -
Annual Report for Unit Investment Trust                     Date Filed: 2/29/16
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SIGNATURES

The following form of signature shall follow items 79, 85, 104, 110 or 132 as appropriate.

The report is signed on behalf of the registrant in the City of Houston and the State of Texas on this 29th day of February, 2016.

FS Variable Annuity Account Two
(Name of Registrant)

By: The United States Life Insurance Company In the City of New York (Name of Depositor)


By:  /S/ Sarah J. Van Beck                     Witness: /S/ Rosemary Foster
    -------------------------                          ----------------------
    Sarah J. Van Beck                                  Rosemary Foster
    Assistant Life Controller                          Assistant Secretary


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